UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW GLOBAL HIGH YIELD FUND

FORM N-Q

JANUARY 31, 2017

LEGG MASON BW GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 84.6%
CONSUMER DISCRETIONARY - 13.8%
Auto Components - 0.8%
Adient Global Holdings Ltd., Senior Notes	3.500%	8/15/24	155,000	EUR	$167,113	(a)
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Notes	6.250%	2/1/22	155,000		156,163	(a)

Total Auto Components					323,276

Automobiles - 2.1%
Fiat Chrysler Automobiles NV, Senior Notes	5.250%	4/15/23	885,000		907,125

Diversified Consumer Services - 1.0%
StoneMor Partners LP/Cornerstone Family Services of WV, Senior Notes	7.875%	6/1/21	420,000		408,975

Hotels, Restaurants & Leisure - 2.5%
International Game Technology PLC, Senior Secured Notes	6.500%	2/15/25	500,000		540,000	(a)
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Senior Secured Notes	6.125%	8/15/21	500,000		513,750	(a)

Total Hotels, Restaurants & Leisure					1,053,750

Media - 7.4%
AMC Entertainment Holdings Inc., Senior Subordinated Notes	6.375%	11/15/24	165,000	GBP	220,024	(b)
Clear Channel Worldwide Holdings Inc., Senior Notes	6.500%	11/15/22	365,000		368,285
CSC Holdings LLC, Senior Bonds	5.250%	6/1/24	385,000		386,925
DISH DBS Corp., Senior Notes	5.000%	3/15/23	805,000		791,919
SFR Group SA, Senior Secured Bonds	6.000%	5/15/22	400,000		411,500	(a)
Sirius XM Radio Inc., Senior Notes	6.000%	7/15/24	410,000		436,396	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	1/15/25	427,500	GBP	559,978	(a)

Total Media					3,175,027

TOTAL CONSUMER DISCRETIONARY					5,868,153

CONSUMER STAPLES - 6.2%
Food Products - 4.5%
Boparan Finance PLC, Senior Notes	5.250%	7/15/19	255,000	GBP	325,602	(a)
Boparan Finance PLC, Senior Secured Notes	5.500%	7/15/21	280,000	GBP	344,399	(b)
JBS Investments GmbH, Senior Notes	7.250%	4/3/24	410,000		429,987	(a)
JBS Investments GmbH, Senior Notes	7.250%	4/3/24	200,000		209,750	(b)
Marfrig Holding Europe BV, Senior Notes	8.000%	6/8/23	270,000		284,513	(a)
Marfrig Overseas Ltd., Senior Notes	9.500%	5/4/20	300,000		309,375	(b)

Total Food Products					1,903,626

Tobacco - 1.7%
Vector Group Ltd., Senior Secured Notes	6.125%	2/1/25	220,000		226,050	(a)
Vector Group Ltd., Senior Subordinated Secured Notes	7.750%	2/15/21	505,000		526,210

Total Tobacco					752,260

TOTAL CONSUMER STAPLES					2,655,886

ENERGY - 12.7%
Energy Equipment & Services - 2.7%
Rowan Cos. Inc., Senior Notes	4.750%	1/15/24	780,000		715,650
Transocean Inc., Senior Notes	8.125%	12/15/21	420,000		434,700

Total Energy Equipment & Services					1,150,350

Oil, Gas & Consumable Fuels - 10.0%
Antero Resources Corp., Senior Notes	5.375%	11/1/21	395,000		405,369
Antero Resources Corp., Senior Notes	5.000%	3/1/25	423,000		413,482	(a)
California Resources Corp., Secured Notes	8.000%	12/15/22	505,000		449,450	(a)

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Chesapeake Energy Corp., Secured Notes	8.000%	12/15/22	1,050,000		$1,120,875	(a)
Murphy Oil Corp., Senior Notes	6.875%	8/15/24	300,000		321,750
Petrobras Global Finance BV, Senior Notes	5.750%	1/20/20	170,000		177,055
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	155,000		156,015
Petrobras Global Finance BV, Senior Notes	8.750%	5/23/26	1,085,000		1,222,144

Total Oil, Gas & Consumable Fuels					4,266,140

TOTAL ENERGY					5,416,490

FINANCIALS - 2.2%
Banks - 2.2%
Banco do Brasil SA, Junior Subordinated Notes	9.000%	6/18/24	515,000		520,150	(b)(c)(d)
CIT Group Inc., Senior Notes	5.000%	8/1/23	385,000		401,363

TOTAL FINANCIALS					921,513

HEALTH CARE - 13.0%
Health Care Providers & Services - 9.2%
DaVita Inc., Senior Notes	5.750%	8/15/22	650,000		675,187
DaVita Inc., Senior Notes	5.000%	5/1/25	800,000		780,800
HCA Inc., Senior Secured Notes	5.000%	3/15/24	815,000		848,619
HealthSouth Corp., Senior Notes	5.750%	11/1/24	800,000		813,000
Tenet Healthcare Corp., Senior Secured Notes	4.750%	6/1/20	675,000		685,125
Universal Health Services Inc., Senior Secured Notes	4.750%	8/1/22	140,000		140,875	(a)

Total Health Care Providers & Services					3,943,606

Pharmaceuticals - 3.8%
Capsugel SA, Senior Notes	7.000%	5/15/19	209,000		210,045	(a)(e)
Valeant Pharmaceuticals International Inc., Senior Notes	6.750%	8/15/18	700,000		690,375	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.375%	10/15/20	425,000		372,406	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	460,000		344,425	(a)

Total Pharmaceuticals					1,617,251

TOTAL HEALTH CARE					5,560,857

INDUSTRIALS - 1.4%
Trading Companies & Distributors - 1.4%
Fly Leasing Ltd., Senior Notes	6.750%	12/15/20	560,000		585,900

INFORMATION TECHNOLOGY - 3.6%
Electronic Equipment, Instruments & Components - 0.3%
Anixter Inc., Senior Notes	5.125%	10/1/21	140,000		145,775

Internet Software & Services - 2.4%
Rackspace Hosting Inc., Senior Notes	8.625%	11/15/24	965,000		1,001,187	(a)

Technology Hardware, Storage & Peripherals - 0.9%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	6.020%	6/15/26	370,000		399,482	(a)

TOTAL INFORMATION TECHNOLOGY					1,546,444

MATERIALS - 11.1%
Chemicals - 5.7%
CF Industries Inc., Senior Notes	4.950%	6/1/43	970,000		831,775
Hexion Inc., Senior Secured Notes	6.625%	4/15/20	1,385,000		1,291,512
W.R. Grace & Co., Senior Notes	5.125%	10/1/21	300,000		314,625	(a)

Total Chemicals					2,437,912

Containers & Packaging - 3.4%
ARD Finance SA, Senior Secured Notes	6.625%	9/15/23	385,000	EUR	419,805	(b)(e)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	290,000		291,450	(a)

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Containers & Packaging - (continued)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	540,000		$552,258	(a)
Sealed Air Corp., Senior Notes	5.125%	12/1/24	195,000		202,069	(a)

Total Containers & Packaging					1,465,582

Metals & Mining - 2.0%
Allegheny Technologies Inc., Senior Notes	7.875%	8/15/23	830,000		838,300

TOTAL MATERIALS					4,741,794

REAL ESTATE - 5.2%
Equity Real Estate Investment Trusts (REITs) - 5.2%
Equinix Inc., Senior Notes	5.375%	4/1/23	435,000		455,154
Iron Mountain Inc., Senior Notes	6.000%	8/15/23	305,000		323,300
Iron Mountain U.S. Holdings Inc., Senior Notes	5.375%	6/1/26	390,000		375,375	(a)
SBA Communications Corp., Senior Notes	4.875%	7/15/22	435,000		440,981
SBA Communications Corp., Senior Notes	4.875%	9/1/24	620,000		605,182	(a)

TOTAL REAL ESTATE					2,199,992

TELECOMMUNICATION SERVICES - 8.6%
Diversified Telecommunication Services - 3.3%
Digicel Group Ltd., Senior Notes	8.250%	9/30/20	915,000		810,919	(a)
Frontier Communications Corp., Senior Notes	8.875%	9/15/20	370,000		394,050
Hughes Satellite Systems Corp., Senior Notes	6.625%	8/1/26	90,000		92,925	(a)
Unitymedia GmbH, Senior Notes	3.750%	1/15/27	100,000	EUR	102,445	(a)

Total Diversified Telecommunication Services					1,400,339

Wireless Telecommunication Services - 5.3%
Sprint Corp., Senior Notes	7.250%	9/15/21	900,000		964,350
Sprint Corp., Senior Notes	7.125%	6/15/24	405,000		423,225
T-Mobile USA Inc., Senior Notes	6.500%	1/15/24	815,000		878,244

Total Wireless Telecommunication Services					2,265,819

TOTAL TELECOMMUNICATION SERVICES					3,666,158

UTILITIES - 6.8%
Electric Utilities - 1.4%
Viridian Group FundCo II Ltd., Senior Secured Notes	7.500%	3/1/20	540,000	EUR	620,937	(a)

Gas Utilities - 1.9%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.625%	5/20/24	535,000		555,062
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.875%	8/20/26	235,000		243,813

Total Gas Utilities					798,875

Independent Power and Renewable Electricity Producers - 2.5%
Dynegy Inc., Senior Notes	7.375%	11/1/22	290,000		286,375
NRG Energy Inc., Senior Notes	6.625%	1/15/27	770,000		764,225	(a)

Total Independent Power and Renewable Electricity Producers					1,050,600

Water Utilities - 1.0%
Anglian Water (Osprey) Financing PLC, Senior Secured Notes	5.000%	4/30/23	310,000	GBP	412,099	(b)

TOTAL UTILITIES					2,882,511

TOTAL CORPORATE BONDS & NOTES (Cost - $35,659,710)					36,045,698

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.3%
Federal National Mortgage Association (FNMA) - CAS, 2016-C02 1M2 (Cost - $972,609)	6.756%	9/25/28	855,000		973,465	(c)

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SENIOR LOANS - 2.3%
ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Chesapeake Energy Corp., Term Loan	8.500%	8/23/21	400,000		$436,500	(f)(g)

HEALTH CARE - 1.3%
Pharmaceuticals - 1.3%
Capsugel Holdings U.S. Inc., USD Term Loan B	4.000%	7/31/21	530,865		531,149	(f)(g)

TOTAL SENIOR LOANS (Cost - $936,285)					967,649

SOVEREIGN BONDS - 1.7%
Argentina - 1.7%
Republic of Argentina	3.014%	4/17/17	310,000		307,364	(h)
Republic of Argentina, Bonds	18.200%	10/3/21	5,895,000	ARS	393,304

TOTAL SOVEREIGN BONDS (Cost - $699,024)					700,668

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $38,267,628)					38,687,480

			SHARES
SHORT-TERM INVESTMENTS - 5.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $2,260,393)	0.461%		2,260,393		2,260,393

TOTAL INVESTMENTS - 96.2% (Cost - $40,528,021#)					40,947,873
Other Assets in Excess of Liabilities - 3.8%					1,636,803

TOTAL NET ASSETS - 100.0%					$42,584,676

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(f)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARS	— Argentine Peso
EUR	— Euro
GBP	— British Pound

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Global High Yield Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$36,045,698	—	$36,045,698
Collateralized Mortgage Obligations	—	973,465	—	973,465
Senior Loans	—	967,649	—	967,649
Sovereign Bonds	—	700,668	—	700,668

Total Long-Term Investments	—	38,687,480	—	38,687,480

Short-Term Investments†	$2,260,393	—	—	2,260,393

Total Investments	$2,260,393	$38,687,480	—	$40,947,873

Other Financial Instruments:
Forward Foreign Currency Contracts	—	257,200	—	257,200
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	18,736	—	18,736

Total Other Financial Instruments	—	$275,936	—	$275,936

Total	$2,260,393	$38,963,416	—	$41,223,809

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$175,935	—	$175,935

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At January 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,097,248
Gross unrealized depreciation	(677,396)

Net unrealized appreciation	$419,852

Notes to Schedule of Investments (unaudited) (continued)

At January 31, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	9,200,000	USD	2,762,099	HSBC Bank USA, N.A.	2/7/17	$153,387
BRL	35,000	USD	10,963	HSBC Bank USA, N.A.	2/7/17	129
USD	164,730	BRL	560,000	HSBC Bank USA, N.A.	2/7/17	(12,734)
USD	420,081	BRL	1,420,000	HSBC Bank USA, N.A.	2/7/17	(29,918)
USD	420,630	BRL	1,415,000	HSBC Bank USA, N.A.	2/7/17	(27,784)
USD	121,488	BRL	400,000	HSBC Bank USA, N.A.	2/7/17	(5,272)
USD	421,733	BRL	1,370,000	HSBC Bank USA, N.A.	2/7/17	(12,421)
USD	415,836	BRL	1,355,000	HSBC Bank USA, N.A.	2/7/17	(13,565)
USD	838,092	BRL	2,715,000	HSBC Bank USA, N.A.	2/7/17	(22,293)
EUR	200,000	USD	221,720	Citibank N.A.	2/10/17	(5,762)
EUR	1,215,000	USD	1,283,925	Citibank N.A.	2/10/17	28,021
USD	1,159,394	EUR	1,090,000	Goldman Sachs Group Inc.	2/10/17	(17,578)
EUR	390,000	USD	418,521	JPMorgan Chase & Co.	2/10/17	2,597
EUR	525,000	USD	580,847	Morgan Stanley & Co. Inc.	2/10/17	(13,957)
EUR	780,000	USD	832,290	Morgan Stanley & Co. Inc.	2/10/17	9,947
EUR	385,000	USD	411,462	Morgan Stanley & Co. Inc.	2/10/17	4,258
EUR	780,000	USD	834,524	Morgan Stanley & Co. Inc.	2/10/17	7,713
USD	419,139	EUR	395,000	Morgan Stanley & Co. Inc.	2/10/17	(7,378)
EUR	370,000	USD	395,618	UBS AG	2/10/17	3,904
EUR	710,000	USD	745,891	UBS AG	2/10/17	20,760
USD	2,135,381	GBP	1,680,000	Citibank N.A.	3/9/17	20,465
GBP	620,000	USD	787,777	JPMorgan Chase & Co.	3/9/17	(7,273)
GBP	235,000	USD	289,817	Morgan Stanley & Co. Inc.	3/9/17	6,019

Total						$81,265

Abbreviations used in this table:

BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

At January 31, 2017, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
CENTRAL COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT*,2		TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
InterContinental Exchange (Markit CDX.NA.HY.27 Index)	$9,690,000		12/20/21	5.000% quarterly	$610,906	$594,661	$16,245
InterContinental Exchange (Markit ITRX.EUR.SNR.FIN Index)	1,920,000	EUR	12/20/21	1.000% quarterly	9,368	6,877	2,491

Total					$620,274	$601,538	$18,736

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviations used in this table:

EUR	— Euro

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 27, 2017